BORROWINGS - Movement in Borrowings (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
At January 1,	€ 2,056,000,000	€ 2,129,000,000	€ 2,129,000,000
Cash flows
Repayments of long-term borrowings	(5,000,000)	(186,000,000)	(192,000,000)
Net change in revolving credit facilities and short-term borrowings	7,000,000	€ 124,000,000	72,000,000
Lease repayments	(16,000,000)		(37,000,000)
Non-cash changes
Movement in accrued interest	(1,000,000)		(1,000,000)
Changes in leases and other loans	7,000,000		18,000,000
Deferred arrangement fees	2,000,000		3,000,000
Effects of changes in foreign exchange rates	(22,000,000)		64,000,000
At the end of the period	2,028,000,000		2,056,000,000
Nominal value	2,023,000,000
Sustainability-Linked Senior Notes Issued February 2021 Due 2029
Disclosure of detailed information about borrowings [line items]
At January 1,	467,000,000
Non-cash changes
At the end of the period	459,000,000		467,000,000
Nominal value	€ 460,000,000			$ 500,000,000
Nominal rate	3.75%
Sustainability-Link Senior Notes Issued June 2021 due 2029
Disclosure of detailed information about borrowings [line items]
At January 1,	€ 300,000,000
Non-cash changes
At the end of the period	300,000,000		300,000,000
Nominal value	€ 300,000,000
Nominal rate	3.125%
Senior Unsecured Notes due 2026
Disclosure of detailed information about borrowings [line items]
At January 1,	€ 285,000,000
Non-cash changes
At the end of the period	280,000,000		€ 285,000,000
Nominal value	€ 276,000,000			$ 300,000,000
Nominal rate	5.875%